Employee benefits - Employee benefits - Benefits to be paid by maturities (Details) € in Millions	Dec. 31, 2017 EUR (€)
Not later than one year [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Post-employment benefits	€ 48
Other long-term benefits	671
Total employee benefits	719
Later than one year and not later than two years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Post-employment benefits	46
Other long-term benefits	583
Total employee benefits	629
Later than two years and not later than three years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Post-employment benefits	48
Other long-term benefits	433
Total employee benefits	481
Later than three years and not later than four years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Post-employment benefits	52
Other long-term benefits	229
Total employee benefits	281
Later than four years and not later than five years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Post-employment benefits	55
Other long-term benefits	84
Total employee benefits	139
Later than five years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Post-employment benefits	2,404
Other long-term benefits	93
Total employee benefits	2,497
French part-time for seniors plans [member] | Not later than one year [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other long-term benefits	612
French part-time for seniors plans [member] | Later than one year and not later than two years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other long-term benefits	518
French part-time for seniors plans [member] | Later than two years and not later than three years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other long-term benefits	345
French part-time for seniors plans [member] | Later than three years and not later than four years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other long-term benefits	150
French part-time for seniors plans [member] | Later than four years and not later than five years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other long-term benefits	16
French part-time for seniors plans [member] | Later than five years [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other long-term benefits	€ 5